Credit Risk - Key metrics (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ (870)	£ (994)
Weighted | Credit risk
Disclosure of credit risk exposure [line items]
Percentage of loan to value, new business	64.00%	66.00%
Loans to consumers | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ (870)	£ (994)
Total Drawn | Loans to consumers | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ (785)	£ (916)
Total Drawn | Stage 3 | Loans to consumers
Disclosure of credit risk exposure [line items]
Exposure ratio	1.40%	1.49%